FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE DISCLOSURES [Abstract]
Assets and Liabilities Measured at Fair Value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2019:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$14,661	$-	$14,661	$-
U.S. agency residential mortgage-backed	227,762	-	227,762	-
U.S. agency commercial mortgage-backed	10,756	-	10,756	-
Private label mortgage-backed	39,693	-	39,693	-
Other asset backed	93,886	-	93,886	-
Obligations of states and political subdivisions	96,102	-	96,102	-
Corporate	33,195	-	33,195	-
Trust preferred	1,843	-	1,843	-
Foreign government	502	-	502	-
Loans held for sale, carried at fair value	69,800	-	69,800	-
Capitalized mortgage loan servicing rights	19,171	-	-	19,171
Derivatives (1)	5,464	-	5,464	-
Liabilities
Derivatives (2)	4,402	-	4,402	-

Measured at Fair Value on a Non-recurring Basis:
Assets
Impaired loans (3)
Commercial
Commercial and industrial	655	-	-	655
Commercial real estate	316	-	-	316
Mortgage
1-4 family owner occupied - jumbo	987	-	-	987
1-4 family owner occupied - non-jumbo	470	-	-	470
1-4 family non-owner occupied	281	-	-	281
1-4 family - 2nd lien	294	-	-	294
Resort lending	245	-	-	245
Installment
Boat lending	67	-	-	67
Recreational vehicle lending	2	-	-	2
Other	121	-	-	121
Other real estate (4)
Mortgage - 1-4 family owner occupied - non-jumbo	31	-	-	31
Installment - other	28	-	-	28

(1) Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
(2) Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
(3) Only includes impaired loans with specific loss allocations based on collateral value.
(4) Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2018:
Measured at Fair Value on a Recurring Basis
Assets
Equity securities at fair value Securities available for sale	$393	$393	$-	$-
U.S. agency	20,014	-	20,014	-
U.S. agency residential mortgage-backed	123,751	-	123,751	-
U.S. agency commercial mortgage-backed	5,726	-	5,726	-
Private label mortgage-backed	29,419	-	29,419	-
Other asset backed	83,319	-	83,319	-
Obligations of states and political subdivisions	127,555	-	127,555	-
Corporate	34,309	-	34,309	-
Trust preferred	1,819	-	1,819	-
Foreign government	2,014	-	2,014	-
Loans held for sale, carried at fair value	44,753	-	44,753	-
Capitalized mortgage loan servicing rights	21,400	-	-	21,400
Derivatives (1)	5,155	-	5,155	-
Liabilities
Derivatives (2)	2,326	-	2,326	-

Measured at Fair Value on a Non-recurring Basis:
Assets
Loans held for sale, carried at the lower of cost or fair value	41,471	41,471	-	-
Impaired loans (3)
Commercial
Commercial and industrial	2,243	-	-	2,243
Commercial real estate	323	-	-	323
Mortgage
1-4 family owner occupied - non-jumbo	316	-	-	316
1-4 family non-owner occupied	17	-	-	17
Resort lending	572	-	-	572
Other real estate (4)
Mortgage
1-4 family owner occupied - non-jumbo	95	-	-	95
1-4 family - 2nd lien	59	-	-	59

(1) Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
(2) Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
(3) Only includes impaired loans with specific loss allocations based on collateral value.
(4) Only includes other real estate with subsequent write downs to fair value.

Changes in Fair Value for Financial Assets
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets		Mortgage	Total Change in Fair Values Included in Current
	Securities	Mortgage Loans	Loan Servicing, net	Period Earnings
	(In thousands)

2019
Equity securities at fair value	$167	$-	$-	$167
Loans held for sale	-	637	-	637
Capitalized mortgage loan servicing rights	-	-	(9,532)	(9,532)

2018
Trading securities	$(62)	$-	$-	$(62)
Loans held for sale	-	413	-	413
Capitalized mortgage loan servicing rights	-	-	(2,323)	(2,323)

2017
Trading securities	$45	$-	$-	$45
Loans held for sale	-	407	-	407
Capitalized mortgage loan servicing rights	-	-	(2,744)	(2,744)

Reconciliation for all Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	Capitalized Mortgage Loan Servicing Rights
	2019	2018	2017
	(In thousands)
Beginning balance	$21,400	$15,699	$-
Change in accounting	-	-	14,213
Beginning balance, as adjusted	21,400	15,699	14,213
Total losses realized and unrealized:
Included in results of operations	(9,532)	(2,323)	(2,744)
Included in other comprehensive income (loss)	-	-	-
Purchases, issuances, settlements, maturities and calls	7,303	8,024	4,230
Transfers in and/or out of Level 3	-	-	-
Ending balance	$19,171	$21,400	$15,699

Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$(9,532)	$(2,323)	$(2,744)

Quantitative Information About Level 3 Fair Value Measurements Measured on a Recurring Basis and Non-recurring Basis
Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2019
Capitalized mortgage loan servicing rights	$19,171	Present value of net	Discount rate	10.00% to 13.00%	10.14%
		servicing revenue	Cost to service	$66 to $316	$81
			Ancillary income	20 to 37	22
			Float rate	1.73%	1.73%
			Prepayment rate	7.01% to 69.34%	14.96

2018
Capitalized mortgage loan servicing rights	$21,400	Present value of net	Discount rate	10.00% to 13.00%	10.15%
		servicing revenue	Cost to service	$68 to $216	$81
			Ancillary income	20 to 36	23
			Float rate	2.57%	2.57%
			Prepayment rate	6.68% to 78.78%	10.54

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2019
Impaired loans
Commercial	$971	Sales comparison	Adjustment for differences
		approach	between comparable sales	(48.0)% to 19.2%	(5.6)%
Mortgage and Installment(1)	2,467	Sales comparison	Adjustment for differences
		approach	between comparable sales	(25.2) to 49.2	11.5
Other real estate
Mortgage and Installment	59	Sales comparison	Adjustment for differences
		approach	between comparable sales	(11.6) to 5.0	(5.1)

2018
Impaired loans
Commercial(2)	$2,566	Sales comparison	Adjustment for differences
		approach	between comparable sales	(32.5)% to 60.0%	(1.9)%
Mortgage	905	Sales comparison	Adjustment for differences
		approach	between comparable sales	(40.1) to 25.6	0.7
Other real estate
Mortgage	154	Sales comparison	Adjustment for differences
		approach	between comparable sales	0.0 to 34.1	11.2

(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2019 certain impaired collateral dependent installment loans totaling approximately $0.14 million are secured by collateral other than real estate.  For the majority of these loans, we apply internal discount rates to industry valuation guides.

(2)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2018, we had an impaired collateral dependent commercial relationship that totaled $0.7 million that was secured by collateral other than real estate. Collateral securing this relationship primarily included accounts receivable, inventory and cash at December 31, 2018. Valuation techniques at December 31, 2018, included discounting financial statement values for each particular asset type. Discount rates used ranged from 20% to 80% of stated values at December 31, 2018.

Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance for Loans Held for Sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31:

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2019	$69,800	$1,894	$67,906
2018	44,753	1,257	43,496
2017	39,436	844	38,592